Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Federal statutory income tax rate				21.00%	35.00%	35.00%
State deferred income tax expense				$ (1)	$ 132	$ 50
Current federal income taxes				63	(27)	(70)
Deferred income tax expense			$ (851)	46	(851)	0
Benefit for deferred income taxes						96
Increase (Decrease) to deferred income tax expense				23
Increase (Decrease) in regulatory liabilities				35	4,200
Decrease in unrecognized tax benefits due to settlement				6	23	8
Unrecognized tax benefits that would impact effective tax rate			31	37	31	45
Decrease in accumulated deferred income tax liability			3,100		3,100
Increase in deferred tax asset					1,100
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits				(5)	$ (9)	(18)
Operating Loss Carryforwards				1,246
Continuing Operations [Member]
Income Taxes [Line Items]
Increase (Decrease) in regulatory liabilities				10
Discontinued Operations [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards				53
Discontinued operation, Non Current Liabilities				23
Carryback claim for specified liability losses involving prior tax years
Income Taxes [Line Items]
Current federal income taxes				(47)
Maximum
Income Taxes [Line Items]
State deferred income tax expense				1
Decrease in Unrecognized tax benefits due to settlement negotiations and expiration of statutes of limitations				18
Amount that earnings could potentially increase if changes were to occur				17
Federal
Income Taxes [Line Items]
Federal tax credits						129
Realizable domestic production activities deduction						17
Operating Loss Carryforwards				$ 120
Federal | Dominion Midstream Partners, LP | Questar Pipeline, LLC | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Taxes [Line Items]
Current federal income taxes						$ 212
Virginia Electric and Power Company
Income Taxes [Line Items]
Federal statutory income tax rate				21.00%	35.00%	35.00%
State deferred income tax expense				$ 55	$ 59	$ 27
Current federal income taxes				76	505	258
Deferred income tax expense			(93)	21	(93)	0
Increase (Decrease) to deferred income tax expense				23
Increase (Decrease) in regulatory liabilities	$ 14			31	2,600
Decrease in unrecognized tax benefits due to settlement		$ 8		1	8
Unrecognized tax benefits that would impact effective tax rate		2	3	2	3	9
Interest income		$ 11
Decrease in accumulated deferred income tax liability			1,900		1,900
Increase in deferred tax asset					700
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits				(2)	$ (6)	$ 1
Operating Loss Carryforwards				1
Virginia Electric and Power Company | Federal
Income Taxes [Line Items]
Operating Loss Carryforwards				$ 1
Dominion Energy Gas Holdings, LLC
Income Taxes [Line Items]
Federal statutory income tax rate				21.00%	35.00%	35.00%
State deferred income tax expense				$ (17)	$ 5	$ (18)
Current federal income taxes				(196)	88	208
Deferred income tax expense			(246)	(6)	(246)	0
Increase (Decrease) to deferred income tax expense				5
Increase (Decrease) in regulatory liabilities				8	1,100
Decrease in unrecognized tax benefits due to settlement					7	4
Unrecognized tax benefits that would impact effective tax rate			2	2	2	9
Decrease in accumulated deferred income tax liability			800		800
Increase in deferred tax asset					300
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits				(1)	(5)	(11)
Operating Loss Carryforwards				63
Increase in Income Tax Expense				8
Discontinued operation, Non Current Liabilities			2,917	2,896	2,917
Dominion Energy Gas Holdings, LLC | Disposal Group Discontinued Operation Liabilities Noncurrent [Member]
Income Taxes [Line Items]
Increase (Decrease) in regulatory liabilities				500
Decrease in accumulated deferred income tax liability			400		400
Increase in deferred tax asset				100
Dominion Energy Gas Holdings, LLC | Discontinued Operations [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards			$ 5	0	5	2
Dominion Energy Gas Holdings, LLC | Maximum
Income Taxes [Line Items]
Decrease in Unrecognized tax benefits due to settlement negotiations and expiration of statutes of limitations				1
Amount that earnings could potentially increase if changes were to occur				1
Dominion Energy Gas Holdings, LLC | Maximum | Discontinued Operations [Member]
Income Taxes [Line Items]
Current federal income taxes				1	$ 91	$ 80
Dominion Energy Gas Holdings, LLC | Federal
Income Taxes [Line Items]
Operating Loss Carryforwards				$ 1